Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of
	December 31,	December 31,
	2023	2024
	RMB	RMB	US$
Accounts receivable	51,478,092	57,799,537	8,040,668
Allowance for credit losses related to accounts receivable	(10,196,104)	(19,102,954)	(2,657,470)
Total accounts receivable, net	41,281,988	38,696,583	5,383,198

The movement of allowance of doubtful accounts is as follows:

	As of
	December 31,	December 31,
	2023	2024
	RMB	RMB	US$
Beginning balance	1,185,328	10,196,104	1,418,411
Addition	9,745,364	13,678,040	1,902,792
Reversal	(328,022)	(4,764,444)	(662,796)
Write off	(406,566)	(6,746)	(937)
Ending balance	10,196,104	19,102,954	2,657,470

The Group recorded bad debt expenses (net of reversal) of RMB700,505, RMB9,417,342 and RMB8,913,596 (US$1,239,996) for the years ended December 31, 2022, 2023 and 2024, respectively. The Group had written off RMB198,082, RMB406,566 and RMB6,746 (US$937) in bad debt for the years ended December 31, 2022, 2023 and 2024, respectively.